FINANCIAL RISK MANAGEMENT - Investment Risk by Country (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / R$	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / CLF	Dec. 31, 2024	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / R$	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / CLF	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / R$	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / CLF	Dec. 31, 2021 CLP ($)
Exchange Rate Risk
Exchange rate variation at reporting date		996.46	160.92	0.97	0.127			877.12	181.17	1.08	0.12		855.86	164.03	4.83	0.116
Total assets	$ 3,291,104,273						$ 2,921,520,889					$ 3,010,700,607
Total liabilities	2,276,707,253						2,000,535,475					2,127,297,955
Net investment	$ 1,014,397,020						$ 920,985,414					$ 883,402,652					$ 1,101,413,559
Brazil
Exchange Rate Risk
Appreciation (devaluation) of foreign currency against the domestic currency	(19.10%)
Argentina
Exchange Rate Risk
Appreciation (devaluation) of foreign currency against the domestic currency	(19.10%)
Paraguay
Exchange Rate Risk
Appreciation (devaluation) of foreign currency against the domestic currency	(5.10%)
Currency risk | USD
Exchange Rate Risk
Exchange rate variation at reporting date						13.6
Percentage of reasonably possible risk increase	10.00%
Currency risk | Brazil
Exchange Rate Risk
Exchange rate variation at reporting date						(11.2)
Total assets	$ 953,326,857
Total liabilities	618,640,716
Net investment	$ 334,686,141
Share on income	28.20%
Variation Impact on results for the period	$ (9,918,171)
Variation Impact on equity at closing	(29,774,110)
Currency risk | Argentina
Exchange Rate Risk
Exchange rate variation at reporting date						(11)
Total assets	561,456,125
Total liabilities	235,405,370
Net investment	$ 326,050,755
Share on income	24.40%
Variation Impact on results for the period	$ (3,601,849)
Variation Impact on equity at closing	(29,640,978)
Currency risk | Paraguay
Exchange Rate Risk
Exchange rate variation at reporting date						5.6
Total assets	380,520,825
Total liabilities	72,896,433
Net investment	$ 307,624,392
Share on income	8.70%
Variation Impact on results for the period	$ (5,417,511)
Variation Impact on equity at closing	$ (31,076,694)